Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are reported at their unpaid principal balances plus any accrued but unpaid interest. Delinquent notes receivable from participants are reclassified as distributions based upon the terms of the plan documents.

Effective January 1, 2016, all new loans made after that date will come due upon termination of employment.

Investments Valuation

Investment Valuation

Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurement.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Administrative Expenses	Administrative Expenses All reasonable expenses of administration may be paid out of Plan assets unless paid by the Bank.